Acquisitions, Goodwill and Intangible Assets - Allocation of Consideration (Details) $ in Thousands				12 Months Ended
	Oct. 31, 2020 USD ($)	Oct. 01, 2019 USD ($)	Oct. 01, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Acquisitions, Goodwill and Intangible Assets
Number of new acquisitions | item					0
Business combination allocated based on fair value of the assets and the liabilities
Goodwill				$ 61,712	$ 28,989	$ 29,346	$ 13,420
Maximum
Acquisitions, Goodwill and Intangible Assets
Estimated useful lives of intangible assets				10 years
Minimum
Acquisitions, Goodwill and Intangible Assets
Estimated useful lives of intangible assets				4 years
Yizhibo
Acquisitions, Goodwill and Intangible Assets
Cash consideration		$ 10,000	$ 40,000
Business combination allocated based on fair value of the assets and the liabilities
Consideration			50,000
Property and equipment, net			466
Other assets acquired			2,874
Identifiable intangible assets acquired			21,942
Goodwill			27,152
Liabilities assumed			(2,434)
Total consideration			$ 50,000
Revenue increase due to acquisition						$ 28,000
Yizhibo | Supplier-relationship
Acquisitions, Goodwill and Intangible Assets
Estimated useful lives of intangible assets			5 years
Business combination allocated based on fair value of the assets and the liabilities
Identifiable intangible assets acquired			$ 9,700
Yizhibo | Core Technology
Acquisitions, Goodwill and Intangible Assets
Estimated useful lives of intangible assets			8 years
Business combination allocated based on fair value of the assets and the liabilities
Identifiable intangible assets acquired			$ 6,600
Yizhibo | Trademark and Domain name
Acquisitions, Goodwill and Intangible Assets
Estimated useful lives of intangible assets			10 years
Business combination allocated based on fair value of the assets and the liabilities
Identifiable intangible assets acquired			$ 5,600
JM Tech
Business combination allocated based on fair value of the assets and the liabilities
Consideration	$ 218,590
Redeemable non-controlling interest	55,192
Non-controlling interest	16,133
Short-term investments acquired	155,205
Other assets acquired	26,087
Identifiable intangible assets acquired	124,196
Goodwill	30,075
Liabilities assumed	(45,648)
Total consideration	$ 289,915
Revenue increase due to acquisition				$ 11,500
Net income increase due to business acquisition				$ 7,200
JM Tech | Maximum
Acquisitions, Goodwill and Intangible Assets
Estimated useful lives of intangible assets	10 years
JM Tech | Minimum
Acquisitions, Goodwill and Intangible Assets
Estimated useful lives of intangible assets	4 years